SCHEDULE OF NOTE ISSUANCE (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 885,564	$ 1,266,832
September Twenty Seven Two Thousand Twenty Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	591,692	920,240
October Two Two Thousand Twenty Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	65,513
December Thirty Two Thousand Twenty Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	0	38,569
December Thirty First Two Thousand Twenty Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 293,872	$ 242,510